Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of initial fixed $100 investment based on:
Year	Summary compensation table total for PEO (1)	Compensation actually paid to PEO (2)	Average summary compensation table total for non-PEO named executive officers (3)	Average compensation actually paid to non-PEO named executive officers (2)	Total shareholder return	Peer group total shareholder return (4)	Net income/(loss) (in thousands)	Adjusted Diluted Earnings Per Share (5)
2022	$7,004,436	$7,589,203	$1,458,287	$1,782,583	$126.30	$108.76	$248,009	$18.91
2021	$3,943,847	$4,951,189	$1,811,018	$2,134,371	$251.58	$235.14	$184,898	$14.64
2020	$1,675,608	$1,327,215	$677,671	$596,919	$59.01	$79.57	$(35,063)	$(3.40)

Company Selected Measure Name	Adjusted diluted earnings per share
Named Executive Officers, Footnote [Text Block]	Amounts shown represent the total compensation reported for our CEO, Mr. Vogel, in the Summary Compensation Table for the fiscal years ended December 31, 2022, 2021 and 2020.Amounts shown represent the total compensation reported for our former Chief Financial Officer, Mr. De Costanzo, the Company’s only NEO other than our CEO, in the Summary Compensation Table for the fiscal years ended December 31, 2022, 2021 and 2020.
Peer Group Issuers, Footnote [Text Block]	Reflects total shareholder return of the “Eagle Peer Group Index”, a self-constructed peer group that consists of the following direct competitors of the Company: Diana Shipping, Inc., Genco Shipping & Trading Limited, Golden Ocean Group Limited, Pacific Basin Shipping Limited, Pangaea Logistics Solutions, Ltd., Safe Bulkers, Inc. and Star Bulk Carriers Corp. at the beginning of each period for which a return is presented. The Eagle Peer Group Index is utilized by the Company for the purposes of determining TSR performance with respect to the TSR PSUs and TSR Restricted Shares granted to the Company’s NEOs and is utilized by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022.
PEO Total Compensation Amount	$ 7,004,436	$ 3,943,847	$ 1,675,608
PEO Actually Paid Compensation Amount	$ 7,589,203	4,951,189	1,327,215
Adjustment To PEO Compensation, Footnote [Text Block]	Amounts shown represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. These amounts are calculated in accordance with SEC rules and do not reflect the actual amount of compensation realized or paid to our NEOs during the applicable years. Specifically, these amounts are based on the total compensation shown in the Summary Compensation Table for the reported year, adjusted to (i) exclude the grant date fair value of equity awards granted during the reported year and (ii) include: (a) the year-end value of equity awards granted during the reported year and (b) the change in the value of equity awards that were unvested at the end of the year prior to the reported year, measured through (x) the vesting date of such award, (y) the date such award was forfeited or (z) if the award remained outstanding as of the end of the reported year, the last day of the reported year, as applicable. Details of the adjustments required to determine “compensation actually paid” as compared to amounts reported in the Summary Compensation Table are provided in the section entitled “Adjustments from Total Compensation to Compensation Actually Paid” below.The following tables present the requisite adjustments from total compensation, as reported in the Summary Compensation Table, to calculate Compensation Actually Paid to our CEO and other NEO for the fiscal years ended December 31, 2022, 2021 and 2020.

Summary Compensation Table to Compensation Actually Paid to our PEO	2022		2021	2020
Summary Compensation Table, Total Compensation	$7,004,436	(1)	$3,943,847	$1,675,608
Subtract: ‘Stock Awards’, as reported in the Summary Compensation Table	(5,082,872)	(2)	(2,146,013)	(207,000)
Add: Fair value of stock awards granted in the covered fiscal year that are outstanding and unvested (valued as of the end of reported year)	5,107,018	(3)	2,407,122	407,132
Add / (Subtract): Change in fair value of unvested stock awards outstanding prior to reported year that vested during the reported year (valued at vesting date) or were outstanding as of the end of reported year (valued as of the end of reported year)	560,621		746,233	(548,525)
Compensation Actually Paid	$7,589,203	(4)	$4,951,189	$1,327,215

(1)
In fiscal year 2022, the total compensation of Mr. Vogel, excluding the grant date fair value of the one-time, 42-month cliff-vesting LTI award that vests in 2026, was $3,502,774 and the grant date fair value of the one-time, 42-month cliff-vesting LTI award that vests in 2026 was $3,501,662. For further information about this one-time LTI award, refer to the section entitled “Long-Term Executive Retention RSUs”.

(2)
In fiscal year 2022, the value of stock awards granted to Mr. Vogel, as reported in the Summary Compensation Table, but excluding the grant date fair value of the one-time, 42-month cliff-vesting LTI award that vests in 2026, was $1,581,210 and the grant date fair value of the one-time, 42-month cliff-vesting LTI award that vests in 2026 was $3,501,662. For further information about this one-time LTI award, refer to the section entitled “Long-Term Executive Retention RSUs”.

(3)
In fiscal year 2022, the fair value of stock awards granted to Mr. Vogel that are outstanding and unvested (valued as of the end of the reported year), but excluding the fair value of the one-time, 42-month cliff-vesting LTI award that vests in 2026, was $1,743,574 and the fair value of the one-time, 42-month cliff-vesting LTI award that vests in 2026 was $3,363,444. For further information about this one-time LTI award, refer to the section entitled “Long-Term Executive Retention RSUs”.

(4)
In fiscal year 2022, Compensation Actually Paid to Mr. Vogel, but excluding Compensation Actually Paid related to the one-time, 42-month cliff-vesting LTI award that vests in 2026, was $3,665,138 and Compensation Actually Paid related to the one-time, 42-month cliff-vesting LTI award that vests in 2026 was $3,924,065. For further information about this one-time LTI award, refer to the section entitled “Long-Term Executive Retention RSUs”.

Non-PEO NEO Average Total Compensation Amount	$ 1,458,287	1,811,018	677,671
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,782,583	2,134,371	596,919
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Summary Compensation Table to Compensation Actually Paid to non-PEO NEO	2022	2021	2020
Summary Compensation Table, Total Compensation	$1,458,287	$1,811,018	$677,671
Subtract: ‘Stock Awards’, as reported in the Summary Compensation Table	(690,723)	(1,051,594)	(48,300)
Add: Fair value of stock awards granted in the covered fiscal year that are outstanding and unvested (valued as of the end of reported year)	761,647	1,191,782	95,000
Add / (Subtract): Change in fair value of unvested stock awards outstanding prior to reported year that vested during the reported year (valued at vesting date) or were outstanding as of the end of reported year (valued as of the end of reported year)	253,372	183,165	(127,452)
Compensation Actually Paid	$1,782,583	$2,134,371	$596,919

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	In addition, for the year ended December 31, 2022, the Company’s total shareholder return was 26% as compared to the total shareholder return of 9% for Eagle Peer Group Index. As the Company’s total shareholder return exceeded that of the Eagle Peer Group Index for each of 2022 and 2021 and as Compensation Actually Paid to our PEO increased over a one-year and three-year period and as Compensation Actually Paid to our non-PEO NEO increased over a three-year period, there is relative alignment of Compensation Actually Paid with total shareholder return. This is due to the fact that the relative performance of the Company’s total shareholder return as compared to the Eagle Peer Group Index is used to determine the vesting of a portion of the PSUs granted to our PEO and non-PEO NEO and that total shareholder return is a measure of the change in value of the Company’s Common Stock, such that the value realized by our PEO and non-PEO NEO is tied to the Company’s financial performance.
Compensation Actually Paid vs. Net Income [Text Block]	As detailed in the Pay vs. Performance Table, for the year ended December 31, 2022 as compared to the year ended December 31, 2021, net income increased approximately 34% from $184.9 million to $248.0 million and adjusted diluted earnings per share increased approximately 29% from $14.64 to $18.91, while Compensation Actually Paid to the CEO increased 53% from $4,951,189 to $7,589,203 and Compensation Actually Paid to our other NEO decreased 16% from $2,134,371 to $1,782,583. As both net income and Compensation Actually Paid to our PEO increased over a one-year and three-year period and as both net income and Compensation Actually Paid to our non-PEO NEO increased over a three-year period, there is relative alignment of Compensation Actually Paid with net income. This is due to the fact that earnings per share (a net income-derived measure) is used to determine the vesting of a majority of the annual PSUs granted to our PEO and non-PEO NEO and that net income is a driver of value of the Company’s Common Stock, such that the value realized by our PEO and non-PEO NEO is tied to the Company’s financial performance.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	As detailed in the Pay vs. Performance Table, for the year ended December 31, 2022 as compared to the year ended December 31, 2021, net income increased approximately 34% from $184.9 million to $248.0 million and adjusted diluted earnings per share increased approximately 29% from $14.64 to $18.91, while Compensation Actually Paid to the CEO increased 53% from $4,951,189 to $7,589,203 and Compensation Actually Paid to our other NEO decreased 16% from $2,134,371 to $1,782,583. As both net income and Compensation Actually Paid to our PEO increased over a one-year and three-year period and as both net income and Compensation Actually Paid to our non-PEO NEO increased over a three-year period, there is relative alignment of Compensation Actually Paid with net income. This is due to the fact that earnings per share (a net income-derived measure) is used to determine the vesting of a majority of the annual PSUs granted to our PEO and non-PEO NEO and that net income is a driver of value of the Company’s Common Stock, such that the value realized by our PEO and non-PEO NEO is tied to the Company’s financial performance.
Total Shareholder Return Vs Peer Group [Text Block]	In addition, for the year ended December 31, 2022, the Company’s total shareholder return was 26% as compared to the total shareholder return of 9% for Eagle Peer Group Index. As the Company’s total shareholder return exceeded that of the Eagle Peer Group Index for each of 2022 and 2021 and as Compensation Actually Paid to our PEO increased over a one-year and three-year period and as Compensation Actually Paid to our non-PEO NEO increased over a three-year period, there is relative alignment of Compensation Actually Paid with total shareholder return. This is due to the fact that the relative performance of the Company’s total shareholder return as compared to the Eagle Peer Group Index is used to determine the vesting of a portion of the PSUs granted to our PEO and non-PEO NEO and that total shareholder return is a measure of the change in value of the Company’s Common Stock, such that the value realized by our PEO and non-PEO NEO is tied to the Company’s financial performance.
Tabular List [Table Text Block]

Most Important Financial Performance Measures
Commercial Performance
Adjusted Diluted Earnings Per Share
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 126.30	251.58	59.01
Peer Group Total Shareholder Return Amount	108.76	235.14	79.57
Net Income (Loss)	$ 248,009,000	$ 184,898,000	$ (35,063,000)
Company Selected Measure Amount | $ / shares	18.91	14.64	(3.40)
PEO Name	Mr. Vogel
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Commercial Performance
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Diluted Earnings Per Share
Non-GAAP Measure Description [Text Block]	Adjusted diluted earnings per share is diluted net income per common share adjusted to exclude the impact of shares of Common Stock that may be issued upon conversion of the Company’s outstanding convertible bonds for the applicable year. The Compensation Committee determined that Adjusted diluted earnings per share is an important financial measure used to determine executive compensation and is a financial measure which demonstrates the Company’s financial performance and shareholder value creation.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,082,872)	$ (2,146,013)	$ (207,000)
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,107,018	2,407,122	407,132
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	560,621	746,233	(548,525)
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(690,723)	(1,051,594)	(48,300)
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	761,647	1,191,782	95,000
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 253,372	$ 183,165	$ (127,452)